Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consists of the following:

	September 30, 2020	September 30, 2019
Buildings	$601,408	$573,184
Machinery, equipment and furniture	1,920,530	1,848,703
Motor Vehicles	175,117	166,899
Construction-in-progress (“CIP”) (1)	12,832,806	8,008,814
Subtotal	15,529,861	10,597,600
Less: accumulated depreciation	(1,357,898)	(1,099,548)
Property, plant and equipment, net	$14,171,963	$9,498,052

Schedule of Future Minimum Capital Expenditures on the Construction-in-progress

As of September 30, 2020, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Years ending September 30,	Capital Expenditure on CIP

2021	$630,402
2022	342,859
2023	-
2024	-
2025	532,340
Total	$1,505,601